Provisions - Schedule of Reconciliation of Provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	$ 58.1	$ 49.8
Additional provisions recognized	30.0	22.5
Reductions resulting from settlement	(23.7)	(13.9)
Release of provisions	(0.8)	(1.3)
Other	(0.2)	1.0
Provisions, ending balance	63.4	58.1
Warranty
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	30.4	29.2
Additional provisions recognized	6.6	7.6
Reductions resulting from settlement	(6.8)	(6.4)
Release of provisions	0.0	0.0
Other	0.1	0.0
Provisions, ending balance	30.3	30.4
Sales returns
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	15.6	12.9
Additional provisions recognized	20.8	10.8
Reductions resulting from settlement	(16.9)	(7.5)
Release of provisions	(0.7)	(1.3)
Other	0.0	0.7
Provisions, ending balance	18.8	15.6
Asset retirement obligations
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	12.1	7.7
Additional provisions recognized	2.6	4.1
Reductions resulting from settlement	0.0	0.0
Release of provisions	(0.1)	0.0
Other	(0.3)	0.3
Provisions, ending balance	$ 14.3	$ 12.1